Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 0.4	$ 0.4
Discontinued operations	$ 0.1	$ 0.1